Note Payable	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Note Payable

Note 6 – Note Payable

During 2016 the Company issued a note for $30,000.  The note payable accrues interest at 74% per annum requires daily payments of $163, is due on August 10, 2017 and is secured by a personal guarantee of a former officer. At December 31, 2016, the balance outstanding was $18,068.